CONVERTIBLE DEBENTURES (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Convertible Debentures
Deferred tax recovery			$ 122,201
Interest expense and accretion	$ 8,427	$ 63,427	$ 158,736